AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 83.1%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	24,451,496	$276,301,903
AST AQR Emerging Markets Equity Portfolio*	308,063	2,901,953
AST AQR Large Cap Core Portfolio*	7,756,063	124,484,818
AST BlackRock/Loomis Sayles Bond Portfolio*	17,668,845	257,258,381
AST ClearBridge Dividend Growth Portfolio*	10,718,105	180,492,884
AST Emerging Markets Equity Portfolio*	257,613	1,726,006
AST Goldman Sachs Global Income Portfolio*	12,307,342	142,149,801
AST Goldman Sachs Small-Cap Value Portfolio*	1,191,648	19,161,696
AST High Yield Portfolio*	1,529,042	14,632,930
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,329,250	27,900,952
AST International Growth Portfolio*	5,775,726	97,552,010
AST International Value Portfolio*	5,301,610	81,326,704
AST Jennison Large-Cap Growth Portfolio*	1,806,099	63,935,904
AST Large-Cap Core Portfolio*	7,465,156	125,190,672
AST Loomis Sayles Large-Cap Growth Portfolio*	2,048,466	115,553,968
AST MFS Growth Portfolio*	2,202,658	64,207,484
AST MFS Large-Cap Value Portfolio*	6,163,055	109,764,007
AST Mid-Cap Growth Portfolio*	1,068,056	10,264,021
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	166,651	3,619,660
AST PIMCO Dynamic Bond Portfolio*	5,631,832	53,952,949
AST Prudential Core Bond Portfolio*	75,805,011	983,190,988
AST QMA International Core Equity Portfolio*	7,650,522	73,674,532
AST Small-Cap Growth Opportunities Portfolio*	856,928	15,347,575
AST Small-Cap Growth Portfolio*	411,913	16,509,485
AST Small-Cap Value Portfolio*	369,351	6,622,455
AST T. Rowe Price Large-Cap Growth Portfolio*	1,996,804	79,492,781
AST T. Rowe Price Large-Cap Value Portfolio*	5,874,411	71,374,092
AST Templeton Global Bond Portfolio*	131,266	1,412,425
AST WEDGE Capital Mid-Cap Value Portfolio*	216,618	3,173,452
AST Wellington Management Global Bond Portfolio*	60,566,885	722,562,935
AST Western Asset Core Plus Bond Portfolio*	29,240,789	390,364,540
	Shares	Value
Affiliated Mutual Funds (continued)
AST Western Asset Emerging Markets Debt Portfolio*	1,251,611	$13,467,334

Total Long-Term Investments (cost $3,983,633,592)(w)		4,149,571,297

Short-Term Investments — 10.1%
Affiliated Mutual Fund — 9.5%
PGIM Core Ultra Short Bond Fund (cost $471,850,313)(w)	471,850,313	471,850,313

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.6%
U.S. Treasury Bills
0.062%	02/25/21	31,100	31,064,455
(cost $31,082,409)

Total Short-Term Investments (cost $502,932,722)				502,914,768

TOTAL INVESTMENTS—93.2% (cost $4,486,566,314)				4,652,486,065

Other assets in excess of liabilities(z) — 6.8%				342,125,446

Net Assets — 100.0%				$4,994,611,511

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,892	10 Year U.S. Treasury Notes	Jun. 2020	$262,396,750	$1,444,050
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AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
505	2 Year U.S. Treasury Notes	Jun. 2020	$111,293,320	$16,654
1,009	Mini MSCI EAFE Index	Jun. 2020	78,666,685	1,059,385
245	Russell 2000 E-Mini Index	Jun. 2020	14,058,100	184,717
2,179	S&P 500 E-Mini Index	Jun. 2020	279,968,815	2,565,876
				$5,270,682
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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